Consolidated Statements of Financial Position - CAD ($) $ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash		$ 7,624	$ 5,270
Restricted cash		2,095
Short-term investments		1,106	920
Trade and other receivables		11,287	1,115
Prepaid expenses and deposits		9,558	3,127
Unbilled revenue		651	667
Inventories		9,001	6,531
Total current assets		41,322	17,630
Non-current liabilities:
Restricted cash		4,119
Prepaid expenses and deposits		735
Property, plant and equipment	[1]	34,507	3,455
Construction in progress		31,622	8,909
Right-of-use assets		8,588	1,085
Intangible assets		14,038	2,001
Tax equity assets		311	401
Goodwill		2,766	439
Investments			5,152
Derivative financial instruments		343	153
Total non-current assets		97,029	21,595
Total assets		138,351	39,225
Current liabilities:
Trade and other payables		21,786	4,690
Unearned revenue		5,698	4,600
Lease liabilities		991	149
Short-term loans		4,734	1,310
Long-term debt		9,170	448
Current tax liabilities		654	2,113
Tax equity liabilities		77	78
Total current liabilities		43,110	13,388
Lease liabilities		6,690	993
Long-term debt		53,790	4,379
Tax equity liabilities		215	300
Provisions		2,401
Other long-term liabilities		5,150	366
Deferred tax liabilities		5,835	1,074
Warrant liabilities		1,400
Total non-current liabilities		75,481	7,112
Total liabilities		118,591	20,500
Shareholders’ equity:
Share capital		45,285	9,026
Contributed surplus		1,951	4,059
Accumulated other comprehensive income (loss)		(242)	100
Retained earnings (Deficit)		(27,753)	3,179
Equity attributable to common shareholders		19,241	16,364
Non-controlling interests		519	2,361
Total equity		19,760	18,725
Total liabilities and shareholders’ equity		$ 138,351	$ 39,225

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.